Organization And Principal Activities	12 Months Ended
Dec. 31, 2011
Organization And Principal Activities [Abstract]
Organization And Principal Activities
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

AutoNavi Holdings Limited. ("AutoNavi" or the "Company") was incorporated in the Cayman Islands on June 2, 2006. The Company, its subsidiaries, its consolidated variable interest entities ("VIEs") and VIEs' subsidiaries (collectively the "Group") are primarily engaged in providing digital map content, navigation and location-based solutions in the People's Republic of China ("PRC").

As of December 31, 2011, details of the Company's subsidiaries, its VIEs and VIEs' subsidiaries were as follows:

	Later of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of economic ownership
Subsidiaries:
AutoNavi International Co., Ltd ("AutoNavi BVI")	August 9, 2006	BVI	100%
AutoNavi Investment Ltd. ("AutoNavi Investment")	January 22, 2008	BVI	100%
AutoNavi Asia Ltd. ("AutoNavi Asia")	January 30, 2008	Hong Kong	100%
AutoNavi Japan Ltd. ("AutoNavi Japan")	March 19, 2009	Japan	100%
AutoNavi Information Technology Co., Ltd. ("AutoNavi Technology")	August 24, 2006	PRC	100%
Shanghai eTag Information Technology Co., Ltd ("Etag")	March 24, 2011	PRC	100%

VIEs:
AutoNavi Software Co., Ltd ("AutoNavi Software")	April 26, 2002	PRC	100%
Beijing MapABC Technology Co., Ltd ("MapABC Technology")	September 28, 2006	PRC	100%

VIE's subsidiaries:
Beijing ADF Navigation Technology Co., Ltd. ("ADF Navigation")	September 28, 2002	PRC	61.91%
Beijing PDAger Technology Development Co., Ltd ("PDAger")	March 10, 2011	PRC	100%
Beijing Zhongke Puhui Technology Development Co., Ltd. ("ZKPH")	June 28, 2006	PRC	75%
Beijing Xingtiandi Information Technology Co., Ltd. ("Xingtiandi Technology")	December 31, 2006	PRC	100%
Xiamen AutoNavi Software Co., Ltd. ("AutoNavi Xiamen")	June 30, 2007	PRC	100%
Beijing Yadao Xingkong Advertising Co., Ltd. ("Yadao Ads")	November 30, 2007	PRC	70%
Beijing Yadao Media & Culture Development Co., Ltd. ("Yadao Media")	November 30, 2007	PRC	70%
Shenzhen Xuancai Technology Co., Ltd. ("Xuancai")	January 31, 2008	PRC	100%

    History of the Group and corporate reorganization

AutoNavi Software was established as a shell company with no operations until acquired by a group of individuals ("the founders") in April 2002 in order to develop digital map data for in-dash navigation systems in automobiles and initially focused on developing mapping technologies.

In September 2002, AutoNavi Software entered into a collaboration agreement primarily with several major in-dash navigation system manufacturers ("the investors"), to help AutoNavi Software develop a map database for the Chinese market through the provision of R&D funding by the investors with no obligation on the part of AutoNavi Software to refund any portion of the funding nor to transfer any rights in the developed map database to the investors. The arrangement took the form of the Company owning 55% of a newly incorporated company, ADF Navigation, with the investors owning 45%. In addition to the R&D funding a loan was provided to ADF Navigation by the investors and they additionally guaranteed a commercial loan to ADF Navigation. The funding of ADF Navigation by the investors ceased in 2006 and the Company acquired additional equity in ADF Navigation to 61.91% on June 30, 2007, for a cash consideration of $524, which was paid in early 2008. In 2007, the loan provided to ADF Navigation by the investors was repaid. ADF Navigation has been consolidated by AutoNavi Software since inception. The interest of the investors is reflected as a non-controlling interest in ADF Navigation at the relevant percentages for the periods presented.

In June 2006, AutoNavi Software acquired a majority shareholding of ZKPH for cash. This was treated as a business combination using purchase accounting.

On August 9, 2006, our founders capitalized AutoNavi, a newly incorporated Cayman Islands company, to be our holding company and it subsequently incorporated two wholly owned intermediate holding company subsidiaries, AutoNavi BVI and AutoNavi Technology.

In September 2006, the Company, through AutoNavi Technology, entered into a series of contractual agreements with AutoNavi Software whereby AutoNavi Software became the 100% consolidated VIE of the Company ("the reorganization"). (See below for a description of the VIE arrangements under which the Company, or its subsidiary, is the primary beneficiary of its consolidated VIEs.)

At the time of concluding the reorganization, the ultimate beneficial shareholders of AutoNavi Software ("the founders") and the Company were identical with no shareholder having, before or after the reorganization, a controlling interest.

The Company has therefore accounted for this transaction as a recapitalization with no change in the basis of the assets and liabilities of AutoNavi Software and the consolidated historical financial statements of the Company for the period prior to its incorporation comprise those of AutoNavi Software and its subsidiaries but with the share capital of the Company upon the reorganization event reflected as if it were the historical share capital for all periods presented.

In September 2006, the Company entered into a series of contractual arrangements with MapABC Technology through which Mr. Tang, the shareholder of MapABC Technology, received 5,700,000 ordinary shares of the Company. MapABC Technology was consolidated by the Company under the VIE arrangements as described below. The acquisition of MapABC Technology has been treated as a business combination using purchase accounting.

In December 2006, the Company, through AutoNavi Software, acquired 100% of the equity of Xingtiandi Technology, which holds a Class A qualification certificate for aerial photogrammetry granted by the State Bureau of Surveying and Mapping, and commenced the aerial photogrammetry business, with its principle customers being government and government agencies. This was treated as a business combination using purchase accounting.

In June 2007, the Company, through AutoNavi Software, acquired 100% of the equity of AutoNavi Xiamen, a software developer specialized in navigation engine software development for personal navigation devices. This was treated as a business combination using purchase accounting.

In November 2007, the Company, through AutoNavi Software, acquired 62.5% of the equity of Yadao Media and Yadao Ads, which operate a magazine named "Chinese National Astronomy". This was treated as a business combination using purchase accounting. In July 2009, the Group further injected $146 into Yadao Media and Yadao Ads to increase the shareholdings in both of the companies to 70%.

On November 18, 2007, the Company, through AutoNavi Software, acquired 20% of the equity interest of PDAger, which provides mobile location based services, for cash consideration of $685. On March 10, 2011, the Group acquired the remaining 80% equity interest in PDAger, including certain technology platform, from the shareholders of PDAger with cash consideration of $8,291. Therefore PDAger became 100% held subsidiary of the Group. This was treated as a business combination using purchase accounting.

On March 24, 2011, the Company, through AutoNavi Technology, acquired 100% equity interest in Etag with cash consideration of $3,162, which is a software developer specialized in mobile location based application software utilized in personal navigation systems, including certain technology patent from the shareholders of Etag. This was treated as a business combination using purchase accounting.

    The VIE arrangements

Applicable PRC laws and regulations prohibit foreign investors from (i) holding a majority equity interest in PRC surveying and mapping companies, (ii) holding equity interest in PRC companies engaging in the production of digital navigation maps and aerial photogrammetry, and (iii) holding a majority equity interest in PRC companies providing internet content or other value-added telecommunication services or internet map services. As a Cayman Islands corporation, the Company is deemed a foreign legal person under PRC laws. Accordingly, AutoNavi Technology, the Company's wholly owned subsidiary in PRC, as a foreign invested company, is currently ineligible to engage in the related business in the PRC.

The Company therefore conducts substantially all of its activities through the VIEs, AutoNavi Software and MapABC Technology, and their subsidiaries in the PRC. To provide the Company the ability to receive the majority of the expected residual returns of the VIEs and their subsidiaries, AutoNavi Technology entered into a series of contractual arrangements with AutoNavi Software and MapABC Technology in September 2006.

•	Agreements that transfer economic benefits to AutoNavi Technology

Exclusive Technology Consulting and Service Agreements. Pursuant to the exclusive technology consulting and service agreements between AutoNavi Technology and the VIEs, AutoNavi Technology has the exclusive right to provide to the VIEs technology consulting and services related to GIS systems, GPS systems, remote sensing technology, digital map, in-dash navigation, portable navigation, internet and mobile location-based services, and certain other business areas. AutoNavi Technology is entitled to charge the VIEs an annual service fees and adjust the service fee rate from time to time according to the amount of services it has provided to the VIEs. There is no limit on the amount of services AutoNavi Technology can potentially provide to the VIEs. Since the senior management teams of VIEs and those of AutoNavi Technology are all assigned by the Company, the agreement effectively entitles AutoNavi Technology to charge the VIEs service fees that amount to substantially all of the net income of VIEs. The term of this agreement will expire on September 27, 2016 and may be extended only with AutoNavi Technology's written confirmation prior to the expiration date. AutoNavi Technology may terminate the agreement at any time by providing 30 days' prior written notice to VIEs.

Patent, Know-how and Domain Name License Agreements. Pursuant to these agreements, AutoNavi Technology grants the VIEs a non-exclusive, non-assignable and non-transferable right to use AutoNavi Technology's patents, know-how and domain names. The VIEs can only use the patents, know-how and domain names to conduct business according to its authorized business scope. The annual license fee is RMB50,000 for each patent, RMB10,000 for each domain name and RMB50,000 for all the know-hows. AutoNavi Technology may waive the license fees at its own discretion. AutoNavi Technology owns the rights to any new technology developed due to implementation of the contract and utilization of AutoNavi Technology's patents and know-how. These agreements have ten-year terms, which will expire on September 27, 2016. In the case of the patent and domain name, the license agreements may expire at the expiration date of the patent and domain name, respectively, if it is less than ten years from the date of the agreement. In addition, with AutoNavi Technology's written confirmation prior to the expiration date, all the license agreements can be extended for one year from time to time.

Exclusive Purchase Option Agreements. Pursuant to the exclusive purchase option agreements among AutoNavi Technology, the VIEs and the shareholders of the VIEs, the VIEs' shareholders irrevocably grant AutoNavi Technology an exclusive option to purchase, to the extent permitted under PRC law, all or part of the equity interests in the VIEs. The purchase price would be the legally allowed minimum amount. AutoNavi Technology has sole discretion to decide when to exercise the option, whether in part or in full. The term of the agreement will expire on September 27, 2016 and can be extended for an additional ten years at AutoNavi Technology's discretion.

Equity Pledge Agreements. Pursuant to equity the pledge agreements between AutoNavi Technology and the shareholders of the VIEs, the shareholders of the VIEs pledge all of their equity interests in the VIEs to AutoNavi Technology to guarantee the VIEs' performance of their obligations under the exclusive technology consulting and service agreements, patent, know-how and domain name license agreements. If the VIEs breach their contractual obligations under those agreements, AutoNavi Technology, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The shareholders of the VIEs agree that, without prior written consent of AutoNavi Technology, they will not dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests that would prejudice AutoNavi Technology's interest. During the term of the equity pledge agreements, AutoNavi Technology is entitled to receive all the dividends paid on the pledged equity interests. The equity pledge agreement will expire when AutoNavi Software has fully performed its obligations under the exclusive technology consulting and service agreement and patent, know-how and domain name license agreements.

•	Agreements that provide AutoNavi Technology effective control over the VIEs

Operating Agreements. Pursuant to the operating agreements among AutoNavi Technology, the VIEs and the shareholders of the VIEs, the VIEs must designate the candidates nominated by AutoNavi Technology to be the directors on their board of directors, and must appoint the persons recommended by AutoNavi Technology to be its president, financial controller and other senior executives. The VIEs also agree to accept the policies and guidance provided by AutoNavi Technology from time to time relating to employment, termination, operations and financial management. In addition, the VIEs agree that they will not engage in any transactions that could materially affect their assets, liabilities, rights or operations without the prior consent of AutoNavi Technology. Subject to the VIEs' compliance with the terms of these agreements, AutoNavi Technology may guarantee the VIEs' performances under any agreements or arrangements relating to their business operations with any third party. The term of this agreement will expire on September 27, 2016 and may be extended with AutoNavi Technology's written confirmation prior to the expiration date. The term of the extension will be determined by AutoNavi Technology in its written confirmation. AutoNavi Technology may terminate the agreement at any time by providing 30 days' advance written notice to AutoNavi Software and to each of its shareholders. Neither AutoNavi Software nor any of its shareholders may terminate this agreement prior to its expiration date.

Power of attorney. The nominee shareholders of the VIEs each executed an irrevocable power of attorney appointing Mr. Cheng, CEO of AutoNavi Technology, or any person subsequently designated by AutoNavi Technology as their attorney-in-fact to vote on their behalf on all matters of the VIEs requiring shareholder approval under PRC laws and regulations and the articles of association of the VIEs. Power of attorney will remain in force until the earlier of the following events: (1) if the shareholder is instructed by AutoNavi Technology to designate another PRC citizen to be his attorney-in-fact because Mr. Cheng no longer holds any position with AutoNavi Technology, and (2) the operating agreement among AutoNavi Technology, AutoNavi Software and the shareholders of AutoNavi Software is terminated.

As a result of these contractual arrangements, AutoNavi Technology is the primary beneficiary of the VIEs and the Company has consolidated the financial results of the VIEs and their subsidiaries in its consolidated financial statements since the later of the date of inception or acquisition.

In June 2009, the FASB issued an authoritative pronouncement to amend the accounting rules for variable interest entity. The amendments effectively replace the quantitative-based risks and rewards calculation for determining which reporting entity, if any, has a controlling financial interest in a variable interest entity with an approach focused on identifying which reporting entity has (1) the power to direct the activities of a variable interest entity that most significantly affect the entity's economic performance and (2) the obligation to absorb losses of or the right to receive benefits from the entity. Additionally, an enterprise is required to assess whether it has an implicit financial responsibility to ensure that a variable interest entity operates as designed when determining whether it has the power to direct the activities of the variable interest entity that most significantly impact the entity's economic performance. The new guidance also requires additional disclosures about a reporting entity's involvement with variable interest entities and about any significant changes in risk exposure as a result of that involvement. The new guidance is effective at the start of a reporting entity's first fiscal year beginning after November 15, 2009, and all interim and annual periods thereafter.

The Group adopted the new guidance on January 1, 2010 and the disclosure requirements of the new guidance were retrospectively applied for all the periods presented in the financial statements. Because the Company, through its wholly owned subsidiary, AutoNavi Technology, has (1) the power to direct the activities of the VIEs that most significantly affect the entity's economic performance and (2) the right to receive benefits from the VIEs, it continues to consolidate the VIEs upon the adoption of the new guidance which therefore, other than for additional disclosures, has no accounting impact.

Risks in relation to the VIE structure

The Company believes that AutoNavi Technology's contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. The shareholders of the VIEs are also shareholders of the Company and therefore have no current interest in seeking to act contrary to the contractual arrangements. However, uncertainties in the PRC legal system could limit the Company's ability to enforce these contractual arrangements and if the shareholders of the VIE were to reduce their interest in the Company, their interests may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company's ability to control the VIEs also depends on the power of attorney AutoNavi Technology has to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the regulatory authorities may exercise their discretion to deal with such violations, including:

•	revoking the business and operating licenses and surveying and mapping qualification certificates of AutoNavi Technology and the VIEs;

•	discontinuing or restricting AutoNavi Technology's and the VIEs' operations;

•

imposing fines, confiscating the income from AutoNavi Technology and the VIEs' operations, or imposing conditions or other requirements with which the Company or AutoNavi Technology or the VIEs may not be able to comply; and

•	requiring the Company or AutoNavi Technology and the VIEs to restructure the relevant ownership structure or operations.

The imposition of any of these penalties may result in a material adverse effect on the Group's ability to conduct its business. In addition, if the imposition of any of these penalties causes the Group to lose the rights to direct the activities of the VIEs and their subsidiaries or the right to receive their economic benefits, the Group would no longer be able to consolidate the VIEs.

The following consolidated financial information of the Group's VIEs and their subsidiaries was included in the accompanying consolidated financial statements before the elimination of the inter-company transactions and balances between VIEs and their subsidiaries as a group and the Company and its subsidiaries as of and for the years ended:

	As of December 31,
	2010	2011
Total assets	89,947	144,986
Net assets	60,595	97,612

	December 31,
	2009	2010	2011
Net revenues	51,823	82,188	114,054
Net income	13,128	22,369	29,826
Net cash provided by operating activities	7,596	10,074	40,413
Net cash used in investing activities	(2,315)	(1,845)	(6,597)
Net cash used in financing activities	(1,156)	—	(468)